Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary Of Other Financial Assets
Other financial assets as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Derivative assets	￦	166,873	465,178
Debt securities		295,619	400,771
Deposit instruments(*1)		4,400,267	6,420,797
Short-term financial instruments(*1)		6,540,407	1,212,643

	￦	11,403,166	8,499,389

Non-current
Derivative assets	￦	134,269	497,698
Equity securities(*2)		1,793,531	1,171,544
Debt securities		87,778	115,601
Other securities(*2)		669,687	762,177
Deposit instruments(*1)		23,060	24,631

	￦	2,708,325	2,571,651

(*1)	As of December 31, 2023 and 2024, financial instruments amounting to ￦ 101,888 million and ￦ 98,116 million, respectively, are restricted in use for financial arrangements, pledge s and others.
(*2)	As of December 31, 2023 and 2024, ￦ 181,167 million and ￦ 182,862 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.